SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Option, Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options (in shares) | shares	3,525,594
Weighted-average remaining contractual term of outstanding options	6 years 6 months
Weighted-average exercise price of outstanding options (in USD per share)	$ 5.02
Number of exercisable options (in shares) | shares	3,288,211
Weighted-average remaining contractual term of exercisable options	6 years 2 months 15 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 5.35
Range 1
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	0.00
Range of exercise prices, upper (in USD per share)	$ 0.60
Number of outstanding options (in shares) | shares	2,047,097
Weighted-average remaining contractual term of outstanding options	4 years 5 months 15 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.00
Number of exercisable options (in shares) | shares	1,810,278
Weighted-average remaining contractual term of exercisable options	4 years 7 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.00
Range 2
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	0.60
Range of exercise prices, upper (in USD per share)	$ 1.50
Number of outstanding options (in shares) | shares	682,702
Weighted-average remaining contractual term of outstanding options	10 months 9 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.23
Number of exercisable options (in shares) | shares	682,702
Weighted-average remaining contractual term of exercisable options	11 months 1 day
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.25
Range 3
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	1.50
Range of exercise prices, upper (in USD per share)	$ 3.00
Number of outstanding options (in shares) | shares	24,032
Weighted-average remaining contractual term of outstanding options	10 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 0.02
Number of exercisable options (in shares) | shares	24,032
Weighted-average remaining contractual term of exercisable options	10 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 0.02
Range 4
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	30.00
Range of exercise prices, upper (in USD per share)	$ 30.00
Number of outstanding options (in shares) | shares	675,503
Weighted-average remaining contractual term of outstanding options	1 year 1 month 2 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 2.53
Number of exercisable options (in shares) | shares	675,281
Weighted-average remaining contractual term of exercisable options	1 year 2 months 1 day
Weighted-average exercise price of exercisable options (in USD per share)	$ 2.71
Range 5
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower (in USD per share)	30.00
Range of exercise prices, upper (in USD per share)	$ 292.20
Number of outstanding options (in shares) | shares	96,260
Weighted-average remaining contractual term of outstanding options	21 days
Weighted-average exercise price of outstanding options (in USD per share)	$ 2.24
Number of exercisable options (in shares) | shares	95,918
Weighted-average remaining contractual term of exercisable options	21 days
Weighted-average exercise price of exercisable options (in USD per share)	$ 2.36